ACQUISITIONS AND DROP DOWN TRANSACTIONS - 2016 Drop Down (Details) $ in Thousands		1 Months Ended
	Mar. 03, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Deferred purchase price obligation			$ 584,164	$ 563,281
Drop Down Assets 2016 Acquisition
Business Acquisition [Line Items]
Initial payment	$ 360,000
Working capital adjustment		$ 600
Deferred Purchase price obligation, multiple	6.5
Estimated future payment obligation	$ 860,300		829,600
Deferred purchase price obligation	$ 507,400		$ 584,200
Discount rate	13.00%		11.75%